Related Party Transactions and Balances (Details)	Mar. 31, 2024
Tianjin Dilang [Member]
Related Party Transactions and Balances [Line Items]
Percentage of equity interest	80.00%
Loan [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rate	4.00%